Debt and borrowings (Details) - MXN ($)						1 Months Ended			7 Months Ended	12 Months Ended
	Apr. 05, 2022	Mar. 31, 2022	Aug. 31, 2021	Mar. 31, 2021	Mar. 10, 2020	Aug. 31, 2021	Jul. 30, 2020	Jan. 31, 2018	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2021	Sep. 20, 2020	Mar. 27, 2020
Debt and borrowings (Details) [Line Items]
Line credit	$ 400.000	$ 449.8695	$ 486.79			$ 486.79			$ 486.79	$ 250.000			$ 400,000,000		$ 258.750
Maturity term		5 years
Global payment percentage		30.00%
Total amount				$ 1,500,000,000
Sustainability bonds			$ 500,000,000
Sustainability bonds percentage			5.15%							5.15%
Sustainability bonds rate plus			0.40%							0.40%
Banxico plus percentage			0.40%							0.40%
Interest pay			$ 1,000,000,000			1,000,000,000				$ 1,000,000,000
Fixed rate, percentage			8.35%							8.35%
Proceeds received			$ 588.300
Long-term debt			521.449			521.449
Additional secured credit line			$ 181.72
Secured credit line						521.449		$ 400.000
Liquidated totality						$ 521,449,000			$ 48,679,000
Pledged as collateral amount														$ 809.01
Amending agreement	$ 800.000
Description of loans					Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of Ps.50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to Ps.150,000. The maturity date of this credit line is March 10, 2022, and it bears interest at the TIIE rate plus 200 basis points. During 2022, 2021 and 2020, the Group utilized Ps.620,000, Ps.20,000 and Ps.115,000, respectively, of which as of December 31, 2022, 2021, and January 3, 2021, the entire amounts have been repaid.
Fair value of debt										$ 648.9926	$ 149.9867	$ 634.992
Long-term debt										The long-term debt of the syndicated credit line contains the following financial obligations: a)A leverage ratio equal to or less than 3.00. b)A debt service coverage ratio equal to or greater than 1.25. c)A minimum stockholders’ equity equivalent to 90% of stockholders’ equity at the close of the last immediately preceding fiscal year.
Bonds										$ 500,000,000
Banamex [member]
Debt and borrowings (Details) [Line Items]
Line credit										$ 500.00
Total amount							$ 195.000
BBVA [Member]
Debt and borrowings (Details) [Line Items]
Line credit														$ 75,000,000
Interest rate														7.50%
Bottom of range [Member]
Debt and borrowings (Details) [Line Items]
Maturity term			4 years
Top of range [Member]
Debt and borrowings (Details) [Line Items]
Maturity term			7 years